Cover	6 Months Ended
Sep. 30, 2025
Cover [Abstract]
Document Type	6-K/A
Amendment Flag	true
Amendment Description	We are amending our Report of Foreign Private Issuer on Form 6-K originally furnished to the U.S. Securities and Exchange Commission on January 13, 2026 (the “Original Filing”), for the purpose of including as exhibits the condensed interim consolidated financial statements and the XBRL Data Files for such condensed interim consolidated financial statements. The XBRL Data Files should be read in conjunction with the condensed interim consolidated financial statements included in the Form 6-K furnished on January 13, 2026, and included again in this amendment (the “Amendment”) as Exhibit 99.1 and Exhibit 99.2. Other than as expressly set forth above, this Amendment does not, and does not purport to, amend, update or restate the information in any other item of the Form 6-K, or reflect any events that have occurred after the time of the Form 6-K.
Document Period End Date	Sep. 30, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--03-31
Entity File Number	001-40086
Entity Registrant Name	AlphaTON Capital Corp
Entity Central Index Key	0001095435
Entity Address, Address Line One	Clarence Thomas Building
Entity Address, Address Line Two	P.O. Box 4649
Entity Address, Address Line Three	Road Town
Entity Address, City or Town	Tortola
Entity Address, Country	VG
Entity Address, Postal Zip Code	VG1110